Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Ordinary stock, shares issued not disclosed	[1]	true	true
Ordinary shares par value	[1]	$ 0.003	$ 0.003
Ordinary shares authorized	[1]	5,000,000	5,000,000
Ordinary shares outstanding	[1]	0	0
Treasury stock, shares acquired		64,447	53,946
Common Class A [Member]
Ordinary shares authorized	[1]	23,333,333	23,333,333
Ordinary shares issued	[1]	1,806,666	1,806,666
Ordinary shares outstanding	[1]	1,806,666	1,806,666
Common Class B [Member]
Ordinary shares authorized	[1]	5,000,000	5,000,000
Ordinary shares issued	[1]	3,500,000	3,500,000
Ordinary shares outstanding	[1]	3,500,000	3,500,000

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected which are detailed in Note 13 to the unaudited interim condensed consolidated financial statements